Stable Coins	9 Months Ended
Sep. 30, 2024
Stable Coins [Abstract]
STABLE COINS

5. STABLE COINS

Stable coins were comprised of the following:

	September 30,	December 31,
	2024	2023
USDC	$-	$254,400

As of September 30, 2024 and December 31, 2023, the Company held nil and 254,400 USDC, respectively. The fair value of USDC were kept at $1.00 because one USDC is pegged to one U.S. dollar.

The following table presents additional information about USDC for the nine months ended September 30, 2024 and 2023:

	For the Nine Months Ended September 30,
	2024	2023
Opening balance	$254,400	$2,972,000
Collection of USDC from subscription fee from investors	-	50,000
Collection of USDC from provision of staking technology tools	-	3,900
Purchases of USDC	610,000	-
Collection of USDC from exchange of ETH	2,391,700	-
Investment in an equity-method investee in USDC	-	(300,000)
Exchange of USDC into ETH and USDT	(1,740,400)	(2,001,900)
Exchange of USDC into cash	(1,500,000)	-
Payment of service fees and other expenses	(15,700)	(525,800)
Ending balance	$-	$198,200